Summary of Significant Accounting Policies (Policies) (PREMA LIFE PTY. LTD) - PREMA LIFE PTY. LTD. [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Basis of Presentation

Basis of Presentation

The Financial Statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Financial Statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States and presented in United States dollars.

In the opinion of management, the balance sheet as of December 31, 2020 which has been derived from audited financial statements and these unaudited consolidated financial statements reflect all normal and recurring adjustments considered necessary to state fairly the results for the periods presented. The results for the six months ended December 31, 2020 are not necessarily indicative of the results to be expected for the entire fiscal year ending June 30, 2021 or for any future period.

Basis of Presentation

The Financial Statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Financial Statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States and presented in United States dollars.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The estimates and judgments will also affect the reported amounts for certain revenues and expenses during the reporting period. Actual results could differ from these good faith estimates and judgments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The estimates and judgments will also affect the reported amounts for certain revenues and expenses during the reporting period. Actual results could differ from these good faith estimates and judgments.

Foreign Currency Translation and Re-measurement

Foreign Currency Translation and Re-measurement

The Company translates its foreign operations to U.S. dollar in accordance with ASC 830, “Foreign Currency Matters”.

Translation of amounts from the local currency, Australia Dollar (“AU$”) of the Company into US$1.00 has been made at the following exchange rates for the respective years:

	December 31, 2020	June 30, 2020
Year-end USD : AU$ exchange rate	1.297	1.460

	July 1, 2020 to December 31, 2020	July 1, 2020 to June 30, 2020
Yearly average USD : AU$ exchange rate	1.367	1.490

The Company’s functional currency is AU$ and reporting currency is the U.S. dollar.

The Company translates its records into U.S. dollar as follows:

●	Assets and liabilities at the rate of exchange in effect at the balance sheet date
●	Equities at historical rate
●	Revenue and expense items at the average rate of exchange prevailing during the period

Foreign Currency Translation and Re-measurement

The Company translates its foreign operations to U.S. dollar in accordance with ASC 830, “Foreign Currency Matters”.

Translation of amounts from the local currency, Australia Dollar (“AU$”) of the Company into US$1.00 has been made at the following exchange rates for the respective years:

	June 30, 2020	June 30, 2019
Year-end USD : AU$ exchange rate	1.460	1.426

	July 1, 2020 to June 30, 2020	July 1, 2019 to June 30, 2019
Yearly average USD : AU$ exchange rate	1.490	1.398

The Company’s functional currency is AU$ and reporting currency is the U.S. dollar.

The Company translates its records into U.S. dollar as follows:

●	Assets and liabilities at the rate of exchange in effect at the balance sheet date
●	Equities at historical rate
●	Revenue and expense items at the average rate of exchange prevailing during the period

Financial Instruments

Financial Instruments

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, amount due from related parties, prepaid expenses, deposits and other current assets, accounts payable, accrued liabilities and other payables. The carrying amounts of such financial instruments approximate their respective estimated fair value due to the short-term maturities and approximate market interest rates of these instruments.

Financial Instruments

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, amount due from related parties, prepaid expenses, deposits and other current assets, accounts payable, accrued liabilities and other payables. The carrying amounts of such financial instruments approximate their respective estimated fair value due to the short-term maturities and approximate market interest rates of these instruments.

Plant and Equipment

Plant and equipment

Plant and equipment are recorded at cost. Depreciation is calculated using reducing balance method over the estimated useful lives of the assets. The depreciation rates of the plant and equipment are as follows:

Plant and equipment	10 % to 100%
Furniture and fittings	10 % to 20%
Office equipment	10 % to 100%
Manufacturing equipment	20%

Maintenance and repairs are charged to operations as incurred. Expenditures which substantially increase the useful lives of the related assets are capitalized. When plant and equipment are disposed of, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is reported in the period the transaction takes place.

Plant and equipment

Plant and equipment are recorded at cost. Depreciation is calculated using straight line method over the estimated useful lives of the assets. The useful lives are as follows:

Plant and equipment	10 % to 100%
Furniture and fittings	10 % to 20%
Office equipment	10 % to 100%
Manufacturing equipment	20%

Maintenance and repairs are charged to operations as incurred. Expenditures which substantially increase the useful lives of the related assets are capitalized. When plant and equipment are disposed of, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is reported in the period the transaction takes place.

Accounting for the Impairment of Long-lived Assets

Accounting for the impairment of long-lived assets

The long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Determination of recoverability of assets to be held and used is by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the period ended December 31, 2020 and 2019, the Company did not impair any long-lived assets.

Accounting for the impairment of long-lived assets

The long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Determination of recoverability of assets to be held and used is by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the year ended June 30, 2020 and 2019, the Company did not impair any long-lived assets.

Inventories

Inventories

Inventories consisting of products available for sell, are stated at the lower of cost or market value. Cost of inventory is determined using the weighted average method. Inventory reserve is recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the Condensed Statements of Operations and Comprehensive Income.

Inventories

Inventories consisting of products available for sell, are stated at the lower of cost or market value. Cost of inventory is determined using the weighted average method. Inventory reserve is recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the Condensed Statements of Operations and Comprehensive Income.

Cash and Cash Equivalents

Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents consist of cash on hand, bank balances and deposits with licensed banks, with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of changes in value, net of bank overdrafts, if applicable.

Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents consist of cash on hand, bank balances and deposits with licensed banks, with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of changes in value, net of bank overdrafts, if applicable.

Revenue Recognition

Revenue Recognition

Revenues are recognized when control of the promised goods or services are transferred to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements:

●	identify the contract with a customer;
●	identify the performance obligations in the contract;
●	determine the transaction price;
●	allocate the transaction price to performance obligations in the contract; and
●	recognize revenue as the performance obligation is satisfied.

The Company records revenue at point in time which is recognized upon goods delivered or services rendered.

Revenue Recognition

Revenues are recognized when control of the promised goods or services are transferred to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements:

●	identify the contract with a customer;
●	identify the performance obligations in the contract;
●	determine the transaction price;
●	allocate the transaction price to performance obligations in the contract; and
●	recognize revenue as the performance obligation is satisfied.

The Company records revenue at point in time which is recognized upon goods delivered or services rendered.

Income Taxes and Deferred Taxes

Income Taxes and Deferred Taxes

Tax expense in profit or loss comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination or items recognized directly in equity or other comprehensive income.

Deferred tax is recognized using the liability method for all temporary differences between the carrying amounts of assets and liabilities in the statement of financial position and their tax bases. Deferred tax is not recognized for the temporary differences arising from the initial recognition of goodwill, the initial recognition of assets and liabilities in a transaction which is not a business combination and that affects neither accounting nor taxable profit or loss. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the end of the reporting period.

Income Taxes and Deferred Taxes

Tax expense in profit or loss comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination or items recognized directly in equity or other comprehensive income.

Deferred tax is recognized using the liability method for all temporary differences between the carrying amounts of assets and liabilities in the statement of financial position and their tax bases. Deferred tax is not recognized for the temporary differences arising from the initial recognition of goodwill, the initial recognition of assets and liabilities in a transaction which is not a business combination and that affects neither accounting nor taxable profit or loss. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the end of the reporting period.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements issued. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements issued. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s financial statements.